PROPERTY PLANT AND EQUIPMENT (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 10, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Impairment on property				$ 137,632	$ 134,042
Assets Held for disposal				350,000	606,043
Plant and machinery, Carrying value				0	7,688
Land and building, Carrying value				0	701,817
Motor vehicles, Carrying value					98,362
Depreciation expense		$ 55,159	$ 70,230	$ 248,940	$ 417,517
Sale and Purchase Agreement
Fair market value of property	$ 857,500